Document and Entity Information	Mar. 11, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001042074
Document Type	8-K/A
Document Period End Date	Mar. 11, 2022
Entity Registrant Name	CymaBay Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36500
Entity Tax Identification Number	94-3103561
Entity Address, Address Line One	7575 Gateway Blvd.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	(510)
Local Phone Number	293-8800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	CBAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to the Form 8-K (the “Form 8-K”) originally filed by CymaBay Therapeutics, Inc. (the “Company”) on March 17, 2022 is being filed solely for the purpose of amending the description in Item 5.02 in the Form 8-K to add the Board of Director committee assignments of Dr. Lefebvre. This Amendment No. 1 does not purport to provide an update or a discussion of any other developments at the Company subsequent to the filing date of the Form 8-K.